Operating Lease Obligations (Details Narrative)	9 Months Ended
Sep. 30, 2021 USD ($)
Operating Lease Obligations
Operating Lease, Expense	$ 100,817
Operating Lease, Cost	$ 92,050
Operating Lease, Weighted Average Remaining Lease Term	1 year 3 months
Operating Lease, Weighted Average Discount Rate, Percent	15.00%